Long-Term Debt - Torill Loan Facility (Details) - Torill Loan Facility [Member] $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) item	Dec. 31, 2019 USD ($)
Long-Term Debt
Loan facility amount	$ 100.0
Amount of previous loan facility, replaced by new facility	$ 117.0
Number of consecutive quarterly installments | item	24
Balloon payment to be paid	$ 60.0
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1.5
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		$ 1.0
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
First Two Years [Member]
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		110.00%
Third and Fourth Years [Member]
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		120.00%
Thereafter [Member]
Long-Term Debt
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		125.00%
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	2.10%